Consolidated Balance Sheets (Parenthetical) (USD $) In Millions, except Share data, unless otherwise specified	Sep. 30, 2014	Sep. 30, 2013
Statement of Financial Position [Abstract]
Allowance for doubtful accounts receivables	$ 114	$ 103
Common stock, par value per share	$ 0.50	$ 0.50
Common stock, shares authorized	1,200,000,000	1,200,000,000
Common stock, shares issued	953,354,012	953,354,012
Common stock, shares outstanding	696,605,222	706,660,259
Treasury stock, shares	256,748,790	246,693,753